Commitments And Contingencies (Schedule Of Future Miinimum Lease Payments Under Operating Leases) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Abstract]
2016	$ 9
2017	1
2018	1
2019	1
Total future minimum lease payments	$ 12